Trade and other receivables (Tables)	12 Months Ended
Aug. 31, 2022
Trade and other receivables
Schedule of trade and other receivables

	2022	2021
	$	$
Trade receivables	108,716	27,388
Sales taxes receivable	194,523	166,749
Other receivables	169,309	125,603
	472,548	319,740

Schedule of aging analysis of receivables

	2022	2021
	$	$
0 – 30	77,625	—
31 – 60	—	2,008
61 – 90	14,212	25,380
91 and over	16,879	—
	108,716	27,388